Equity Incentive Schemes and Stock Compensation Charges - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended			24 Months Ended	252 Months Ended
	Oct. 25, 2024	Feb. 14, 2017	May 11, 2015	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2017	May 18, 2020	May 16, 2019	May 31, 2018	Feb. 13, 2017
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding				3 years 10 months 28 days	4 years 5 months 1 day
Exercisable - weighted average remaining contractual life				3 years 21 days	3 years 10 months 20 days
Options outstanding, intrinsic value (in USD)				$ 34,000
Options exercisable, intrinsic value (in USD)				32,400
Options exercised during period, intrinsic value (in USD)				57,400	$ 80,400	$ 41,900
Total				45,870	55,667	70,523
Unrecognized share-based compensation cost				$ 108,100
Unrecognized share-based compensation cost, period of recognition				2 years 3 months 14 days
Income tax benefit related to stock compensation				$ 23,400	20,000	12,900
Cash tax benefit related to stock options exercised				10,100	10,900	$ 7,700
The 2020 Legacy PRA Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)									2,500,000
The 2018 Legacy PRA Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)											2,000,000
Consultants Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)		400,000										1,000,000.0
Limit of shares issued or to be issued pursuant to options granted (in shares)		1,000,000.0
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)		6,000,000.0
Maximum number of shares per employee (in shares)		400,000
Option Plans 2008 | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share (in percent)		100.00%
Employee Stock Option | Award date, prior to 2018
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares expiration period								8 years
Employee Stock Option | Award date, prior to 2018 | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period								4 years
Employee Stock Option | Award date, prior to 2018 | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period								5 years
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)	6,600,000
Additional number of ordinary shares which have been reserved for issuance (in shares)	2,500,000		2,500,000
Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)										250,000
Consultants Restricted Stock Units 2019 | Non-executive director
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period							12 months
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 26,900	$ 35,400
Restricted Stock Units (RSUs) | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)				$ 174.96	$ 159.33
Restricted Stock Units (RSUs) | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)				$ 265.96	$ 265.96
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 1,800	$ 7,500
Performance Share Unit (PSUs) | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)				$ 174.96	$ 159.33
Performance Share Unit (PSUs) | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)				$ 231.08	$ 166.51
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)				80,051